Taxation Paid (Details) - Schedule of taxation paid - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Schedule of taxation paid [Abstract]
Balance payable at beginning of the year	R (16,458)	R (35,078)	R (51,768)
Current taxation for the year recognized in profit or loss	(181,632)	(127,979)	(126,205)
Balance payable at end of the year	10,203	16,458	35,078
Taxation paid	R (187,887)	R (146,599)	R (142,895)